Consolidated Balance Sheets (Parenthetical) - $ / shares	7 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock, outstanding	85,562,769	11,730,425
Successor [Member]
Preferred stock, no par value
Preferred stock, authorized unlimited	Unlimited
Preferred stock, issued
Preferred stock, outstanding
Common stock, no par value
Common stock, authorized unlimited	Unlimited
Common stock, issued	85,562,769
Common stock, outstanding	85,562,769
Predecessor [Member] | NPS Holdings Limited [Member]
Common stock, no par value		$ 1
Common stock, issued		342,250,000
Common stock, outstanding		342,250,000
Common stock, authorized		370,000,000